Fair Value	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Fair Value
37.	Fair Value
37.1 Fair Value of Financial Instruments by Category
Carrying amount and fair value of financial instruments by category as at December 31, 2018 and 2019, are as follows:

	December 31, 2018			December 31, 2019
(In millions of Korean won)	Carrying amount		Fair value	Carrying amount		Fair value
Financial assets
Cash and cash equivalents	￦	2,703,422	1	￦	2,305,894	1
Trade and other receivables
Financial assets measured at amortized cost 2		5,425,996	1		5,748,459	1
Financial assets at fair value through other comprehensive income		1,097,348	1,097,348		1,256,266	1,256,266
Other financial assets
Financial assets measured at amortized cost		484,271	1		441,804	1
Financial assets at fair value through profit or loss		777,685	777,685		632,324	632,324
Financial assets at fair value through other comprehensive income		326,157	326,157		557,342	557,342
Derivative financial assets for hedging		29,843	29,843		58,576	58,576

Total	￦	10,844,722		￦	11,000,665

Financial liabilities
Trade and other payables	￦	8,357,520	1	￦	8,679,698	1
Borrowings		6,648,293	1		7,298,867	1
Other financial liabilities
Financial liabilities at amortized cost		99,330	1		129,945	1
Financial liabilities at fair value through profit or loss		7,758	7,758		38	38
Derivative financial liabilities for hedging		57,308	57,308		20,096	20,096

Total	￦	15,170,209		￦	16,128,644

1	The Group did not conduct fair value estimation since the book amount is a reasonable approximation of the fair value
2	With the application of IFRS 7, lease receivables is excluded from fair value disclosure.

37.2	Fair Value Hierarchy
To provide an indication about the reliability of the inputs used in determining fair value, the Group classifies its financial instruments into the three levels prescribed under the accounting standards. Financial instruments that are measured at fair value are categorized by the fair value hierarchy, and the defined levels are as follows:

•
Level 1: The fair value of financial instruments traded in active markets is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.

•
Level 2: The fair value of financial instruments that are not traded in an active market is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.

•	Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3.
Fair value hierarchy classifications of the financial assets and financial liabilities that are measured at fair value or its fair value is disclosed as at December 31, 2018 and 2019, are as follows:

(In millions of Korean won)	December 31, 2018
	Level 1		Level 2		Level 3		Total
Assets
Trade and other receivables
Financial assets at fair value through other comprehensive income	￦	—	￦	1,097,348	￦	—	￦	1,097,348
Other financial assets
Financial assets at fair value through profit or loss		121		613,964		163,600		777,685
Financial assets at fair value through other comprehensive income		8,861		5,760		311,536		326,157
Derivative financial assets for hedging		—		29,843		—		29,843
Disclosed fair value

Investment properties		—		—		1,821,061		1,821,061

Total	￦	8,982	￦	1,746,915	￦	2,296,197	￦	4,052,094

Liabilities
Other financial liabilities
Financial liabilities at fair value through profit or loss	￦	—	￦	—	￦	7,758	￦	7,758
Derivative financial liabilities for hedging		—		47,125		10,183		57,308

Total	￦	—	￦	47,125	￦	17,941	￦	65,066

(In millions of Korean won)	December 31, 2019
	Level 1		Level 2		Level 3		Total
Assets
Trade and other receivables
Financial assets at fair value through other comprehensive income	￦	—	￦	1,256,266	￦	—	￦	1,256,266
Other financial assets
Financial assets at fair value through profit or loss		232		136,951		495,141		632,324
Financial assets at fair value through other comprehensive income		6,738		508,550		42,054		557,342
Derivative financial assets for hedging		—		40,788		17,788		58,576
Disclosed fair value

Investment properties		—		—		2,304,583		2,304,583

Total	￦	6,970	￦	1,942,555	￦	2,859,566	￦	4,809,091

Liabilities
Other financial liabilities
Financial liabilities at fair value through profit or loss	￦	—	￦	38	￦	—	￦	38
Derivative financial liabilities for hedging		—		20,096		—		20,096

Total	￦	—	￦	20,134	￦	—	￦	20,134

37.3 Transfers Between Fair Value Hierarchy Levels of Recurring Fair Value Measurements
There are no transfers between Level 1 and Level 2 of the fair value hierarchy for the recurring fair value measurements.
Details of changes in Level 3 of the fair value hierarchy for the recurring fair value measurements as at December 31, 2018 and 2019, are as follows:

	2018
	Financial assets				Financial liabilities
(In millions of Korean won)	Financial assets at fair value through profit or loss		Financial assets at fair value through other comprehensive income		Financial liabilities at fair value through profit or loss 2		Derivative financial liabilities for hedging 1
Beginning balance	￦	97,547	￦	238,517	￦	5,051	￦	17,725
Changes in accounting policy		32,745		2,085		—		—
Purchases		21,365		8,802		—		—
Reclassification		1,581		(296)		—		—
Changes in scope of consolidation		—		364		—		—
Sales		(1,852)		(1,099)		—		—
Amount recognized in profit or loss 1,2		12,214		89		2,707		(17,255)
Amount recognized in other comprehensive income 1		—		63,074		—		9,713

Ending balance	￦	163,600	￦	311,536	￦	7,758	￦	10,183

1	Amount recognized in profit or loss of derivative financial liabilities for hedging are comprised of both gain on valuation of derivatives and accumulated other comprehensive loss.
2	Amount recognized in profit or loss of derivative financial liabilities for hedging are comprised of loss on valuation of derivatives.

	2019
	Financial assets				Financial liabilities
(In millions of Korean won)	Financial assets at fair value through profit or loss		Financial assets at fair value through other comprehensive income		Derivative financial assets (liabilities) for hedging		Financial liabilities at fair value through profit or loss
Beginning balance	￦	163,600	￦	311,536	￦	(10,183)	￦	7,758
Purchases		584,671		6,081		—		—
Reclassification		225,873		(444,782)		—		—
Disposal		(485,419)		(941)		—		(9,734)
Amount recognized in profit or loss		6,416		—		14,462		1,976
Amount recognized in other comprehensive income		—		170,160		13,509		—

Ending balance	￦	495,141	￦	42,054	￦	17,788	￦	—

37.4	Valuation Technique and the Inputs
Valuation techniques and inputs used in the recurring,
non-recurring
fair value measurements and disclosed fair values categorized within Level 2 and Level 3 of the fair value hierarchy as at December 31, 2018 and 2019, are as follows:

	December 31, 2018
(In millions of Korean won)	Fair value		Level	Valuation techniques
Assets
Trade and other receivables
Financial assets at fair value through other comprehensive income	￦	1,097,348	2	DCF Model
Other financial assets
Financial assets at fair value through profit or loss		777,564	2,3	DCF Model, Adjusted net asset model
Financial assets at fair value through other comprehensive income		317,296	2,3	DCF Model
Derivative financial assets for hedging		29,843	2	DCF Model
Investment properties		1,821,061	3	DCF Model
Liabilities
Other financial liabilities
Financial liabilities at fair value through profit or loss	￦	7,758	3	DCF Model, Comparable Company Analysis
Derivative financial liabilities for hedging		57,308	2,3	Hull-White model, DCF Model

	December 31, 2019
(In millions of Korean won)	Fair value		Level	Valuation techniques
Assets
Trade and other receivables
Financial assets at fair value through other comprehensive income	￦	1,256,266	2	DCF Model
Other financial assets
Financial assets at fair value through profit or loss		632,092	2,3	DCF Model, Adjusted net asset model
Financial assets at fair value through other comprehensive income		550,604	2,3	DCF Model
Derivative financial assets for hedging		58,576	2,3	Hull-White model, DCF Model
Investment properties		2,304,583	3	DCF Model
Liabilities
Other financial liabilities
Financial liabilities at fair value through profit or loss	￦	38	3	DCF Model, Comparable Company Analysis
Derivative financial liabilities for hedging		20,096	2,3	Hull-White model, DCF Model

37.5	Valuation Processes for Fair Value Measurements Categorized Within Level 3
The Group uses external experts that perform the fair value measurements required for financial reporting purposes. External experts report directly to the chief financial officer (CFO), and discusses valuation processes and results with the CFO in line with the Group’s reporting dates.

37.6	Gains and losses on valuation at the transaction date
In the case that the Group values derivative financial instruments using inputs not based on observable market data, and the fair value calculated by the said valuation technique differs from the transaction price, then the fair value of the financial instruments is recognized as the transaction price. The difference between the fair value at initial recognition and the transaction price is deferred and amortized using a straight-line method by maturity of the financial instruments. However, in the case that inputs of the valuation techniques become observable in markets, the remaining deferred difference is immediately recognized in full in profit for the year.
In relation to this, details and changes of the total deferred difference for the years ended December 31, 2018 and 2019, are as follows:

	2018				2019
(In millions of Korean won)	Derivatives used for hedging		Derivative held for trading		Derivatives used for hedging		Derivative held for trading
I. Beginning balance	￦	6,532	￦	(5,647)	￦	5,107	￦	(2,824)
II. New transactions		—		—		—		—
III. Recognized at fair value through profit or loss		(1,425)		2,823		(1,425)		2,824

IV. Ending balance (I+II+III)	￦	5,107	￦	(2,824)	￦	3,682	￦	—